Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings.
Borrowings

The following table outlines the activity of the term loans during the year ended December 31, 2021, and 2020:

$
Amortized cost – January 1, 2021	8,278,004
Accrued interest	436,996
Payment of interest	(302,157)
Principal amount repaid	(2,495,887)
Exchange	—

Balance – December 31, 2021	5,916,956

$
Amortized cost – January 1, 2020	3,452,331
Accrued interest	644,342
Payment of interest	(501,057)
Principal amount repaid	(9,101,681)
Exchange	(404,483)
Adjustment for warrants granted for repaid term loan	1,922,271
Amounts borrowed – net of costs and warrants issued	12,266,281

Balance – December 31, 2020	8,278,004